CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (249,345)	$ 6,764	$ (262,154)	$ (31,682)
Net loss	(171,943)	6,764	(184,752)	(31,682)	$ (28,931)	$ (65,466)
Other comprehensive (loss) income:
Foreign currency translation	244	379	(31)	513	(196)	462
Comprehensive (loss) income					(196)	462
Comprehensive (loss) income	(249,101)	7,143	(262,185)	(31,169)
Less: Comprehensive loss attributable to non-controlling interests	(77,347)	0	(77,347)	0
Comprehensive (loss) income attributable to OneStream, Inc.	$ (171,754)	$ 7,143	$ (184,838)	$ (31,169)	$ (29,127)	$ (65,004)